Cash and cash equivalents - Schedule of Detailed Information About Cash And Cash Equivalents (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at banks	$ 27,779,666	$ 18,826,019
Short-term deposits	0	35,010
Cash and cash equivalents	$ 27,779,666	$ 18,861,029	$ 2,450,239	$ 11,804,907